   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 22, 2006
                                                               FILE NO. 33-68666
                                        INVESTMENT COMPANY ACT FILE NO. 811-8004

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-1A

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]
      PRE-EFFECTIVE AMENDMENT NO.                                       [ ]
      POST-EFFECTIVE AMENDMENT NO. 73                                   [X]
             AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]
      AMENDMENT NO. 75                                                  [X]

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                                 ABN AMRO FUNDS
                        FORMERLY KNOWN AS ALLEGHANY FUNDS
               (Exact Name of Registrant as Specified in Charter)

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                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
          (Address of Principal Executive Offices, including Zip Code)
       Registrant's Telephone Number, Including Area Code: (312) 884-2139

                         KENNETH C. ANDERSON, PRESIDENT
                                 ABN AMRO FUNDS
                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
                     (Name and Address of Agent for Service)

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                                   COPIES TO:
                                CATHY G. O'KELLY
                     VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
                            222 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60601


It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485; or
[X]  on December 1, 2006 pursuant to paragraph (b) of Rule 485; or
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485; or
[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485; or
[ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 67 to the Registrant's Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 67 under the Securities Act of 1933 and Amendment No. 69 under the Investment Company Act of 1940, as filed with the Commission on July 3, 2006.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, ABN AMRO Funds, certifies that it meets all of the requirement for the effectiveness of this post-effective amendment to its Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois on the 22nd day of November, 2006.

                                          ABN AMRO Funds

                                          By   /s/ Kenneth C. Anderson
                                               ---------------------------------
                                               Kenneth C. Anderson, President &
                                               Chief Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement of ABN AMRO Funds has been signed below by the following persons in the following capacity and on the 22nd day of November, 2006.

                SIGNATURE                               CAPACITY

/s/ Stuart D. Bilton*                          Chairman, Board of Trustees
-----------------------------------
Stuart D. Bilton

/s/ Nathan Shapiro*                                      Trustee
-----------------------------------
Nathan Shapiro

/s/ Gregory T. Mutz*                                     Trustee
-----------------------------------
Gregory T. Mutz

/s/ Leonard F. Amari*                                    Trustee
-----------------------------------
Leonard F. Amari

/s/ Robert A. Kushner*                                   Trustee
-----------------------------------
Robert A. Kushner

/s/ Robert B. Scherer*                                   Trustee
-----------------------------------
Robert B. Scherer

/s/ Denis Springer*                                      Trustee
-----------------------------------
Denis Springer

/s/ Kenneth C. Anderson                                 President                       November 22, 2006
-----------------------------------           (Principal Executive Officer)
Kenneth C. Anderson

/s/ Gerald F. Dillenburg                   Secretary, Treasurer and Senior Vice         November 22, 2006
-----------------------------------         President (Chief Financial Officer,
Gerald F. Dillenburg                         Chief Operating Officer and Chief
                                                    Compliance Officer)
                                                     Attorney-in-Fact                   November 22, 2006
/s/ Gerald F. Dillenburg
-----------------------------------
 Gerald F. Dillenburg

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* Signed by Gerald F. Dillenburg pursuant to a Power of Attorney previously filed.